Commitments and Contingencies - Narrative (Details) $ in Millions	May 17, 2021 $ / bbl	May 17, 2017 $ / bbl	Sep. 30, 2021 CAD ($)	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Payments			$ 33,343
Transportation and Storage			29,386
Outstanding letters of credit			507		$ 441
Contingent liabilities recognised in business combination			392		63
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage			8,100		14,000
Arrangement
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Payments				$ 17,600
Transportation and Storage				7,400
Arrangement | Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage				$ 1,700
Keystone XL Pipeline
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage					7,000
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Payments					$ 2,700
Conoco Phillips Company and certain of its subsidiaries
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Average crude oil price | $ / bbl	52.00
Contingent liabilities recognised in business combination			$ 392
Conoco Phillips Company and certain of its subsidiaries | Top of range
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Average crude oil price | $ / bbl		52.00